Income Tax - Summary Of Tabular Reconciliation Of The Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unrecognized tax benefits as of the beginning of the year	$ 1,473	$ 549
Increase related to current year tax provisions	924	924
Unrecognized tax benefits as of the end of the year	$ 2,397	$ 1,473